CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2017
Disclosure of separate financial statements [text block] [Abstract]
Disclosure of separate financial statements [text block]

NOTE 56: CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The Company owns 100 per cent of the share capital of Lloyds Bank plc (Lloyds Bank), which intends to offer and sell certain securities in the US from time to time utilising a registration statement on Form F-3 filed with the SEC by the Company. This will be accompanied by a full and unconditional guarantee by the Company.

Lloyds Bank intends to utilise an exception provided in Rule 3-10 of Regulation S-X, which allows it to not file its financial statements with the SEC. In accordance with the requirements to qualify for the exception, presented below is condensed consolidating financial information for:

–	The Company on a stand-alone basis as guarantor;

–	Lloyds Bank on a stand-alone basis as issuer;

–	Non-guarantor subsidiaries of the Company and Lloyds Bank on a combined basis (Subsidiaries);

–	Consolidation adjustments; and

–	Lloyds Banking Group’s consolidated amounts (the Group).

Under IAS 27, the Company and Lloyds Bank account for investments in their subsidiary undertakings at cost less impairment. Rule 3-10 of Regulation S-X requires a company to account for its investments in subsidiary undertakings using the equity method, which would increase/(decrease) the results of the Company and Lloyds Bank in the information below by £1,408 million and £(1,140) million, respectively, for the year ended 31 December 2017; by £(1,072) million and £(851) million, respectively, for the year ended 31 December 2016; and by £(37) million and £(10,248) million, respectively, for the year ended 31 December 2015. The net assets of the Company and Lloyds Bank in the information below would also be increased/(decreased) by £5,682 million and £(9,962) million, respectively, at 31 December 2017; and by £4,780 million and £(8,268) million, respectively, at 31 December 2016.

INCOME STATEMENTS

For the year ended 31 December 2017	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net interest (expense) income	(121)	5,829	5,360	(156)	10,912
Other income	2,792	7,642	22,553	(9,662)	23,325
Total income	2,671	13,471	27,913	(9,818)	34,237
Insurance claims	–	–	(15,578)	–	(15,578)
Total income, net of insurance claims	2,671	13,471	12,335	(9,818)	18,659
Operating expenses	(255)	(7,201)	(6,939)	2,049	(12,346)
Trading surplus	2,416	6,270	5,396	(7,769)	6,313
Impairment	–	(462)	(281)	55	(688)
Profit before tax	2,416	5,808	5,115	(7,714)	5,625
Taxation	(17)	(529)	(1,153)	(29)	(1,728)
Profit for the year	2,399	5,279	3,962	(7,743)	3,897

For the year ended 31 December 2016	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net interest income	66	4,883	4,661	(336)	9,274
Other income	3,618	5,489	30,349	(9,119)	30,337
Total income	3,684	10,372	35,010	(9,455)	39,611
Insurance claims	–	–	(22,344)	–	(22,344)
Total income, net of insurance claims	3,684	10,372	12,666	(9,455)	17,267
Operating expenses	(221)	(7,722)	(6,380)	1,696	(12,627)
Trading surplus	3,463	2,650	6,286	(7,759)	4,640
Impairment	–	(620)	(239)	107	(752)
Profit before tax	3,463	2,030	6,047	(7,652)	3,888
Taxation	(328)	(77)	(1,815)	496	(1,724)
Profit for the year	3,135	1,953	4,232	(7,156)	2,164

For the year ended 31 December 2015	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net interest income	276	4,170	7,129	(257)	11,318
Other income	983	16,057	10,035	(15,243)	11,832
Total income	1,259	20,227	17,164	(15,500)	23,150
Insurance claims	–	–	(5,729)	–	(5,729)
Total income, net of insurance claims	1,259	20,227	11,435	(15,500)	17,421
Operating expenses	(290)	(8,994)	(6,948)	845	(15,387)
Trading surplus	969	11,233	4,487	(14,655)	2,034
Impairment	–	(265)	(222)	97	(390)
Profit before tax	969	10,968	4,265	(14,558)	1,644
Taxation	(72)	(57)	(803)	244	(688)
Profit for the year	897	10,911	3,462	(14,314)	956

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

For the year ended 31 December 2017	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Profit (loss) for the year	2,399	5,279	3,962	(7,743)	3,897
Other comprehensive income
Items that will not subsequently be reclassified to profit or loss:
Post–retirement defined benefit scheme remeasurements:
Remeasurements before taxation	–	442	186	–	628
Taxation	–	(110)	(36)	–	(146)
	–	332	150	–	482
Gains and losses attributable to own credit risk:
Gains (losses) before taxation	–	(55)	–	–	(55)
Taxation	–	15	–	–	15
	–	(40)	–	–	(40)
Items that may subsequently be reclassified to profit or loss:
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value	–	231	38	34	303
Income statement transfers in respect of disposals	–	(333)	(131)	18	(446)
Income statement transfers in respect of impairment	–	–	9	(3)	6
Taxation	–	46	17	–	63
	–	(56)	(67)	49	(74)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	–	15	(136)	(242)	(363)
Net income statement transfers	–	(436)	46	(261)	(651)
Taxation	–	130	23	130	283
	–	(291)	(67)	(373)	(731)
Currency translation differences (tax: nil)	–	(5)	(27)	–	(32)
Other comprehensive income for the year, net of tax	–	(60)	(11)	(324)	(395)
Total comprehensive income for the year	2,399	5,219	3,951	(8,067)	3,502
Total comprehensive income attributable to ordinary shareholders	1,984	4,946	3,740	(7,673)	2,997
Total comprehensive income attributable to other equity holders	415	273	121	(394)	415
Total comprehensive income attributable to equity holders	2,399	5,219	3,861	(8,067)	3,412
Total comprehensive income attributable to non-controlling interests	–	–	90	–	90
Total comprehensive income for the year	2,399	5,219	3,951	(8,067)	3,502

For the year ended 31 December 2016	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Profit (loss) for the year	3,135	1,953	4,232	(7,156)	2,164
Other comprehensive income
Items that will not subsequently be reclassified to profit or loss:
Post-retirement defined benefit scheme remeasurements:
Remeasurements before taxation	–	(682)	(666)	–	(1,348)
Taxation	–	184	136	–	320
	–	(498)	(530)	–	(1,028)
Items that may subsequently be reclassified to profit or loss:
Movements in revaluation reserve in respect of available-for-sale financial assets:
Adjustment on transfer from held-to-maturity portfolio	–	1,544	–	–	1,544
Change in fair value	–	268	84	4	356
Income statement transfers in respect of disposals	–	(507)	(68)	–	(575)
Income statement transfers in respect of impairment	–	172	1	–	173
Taxation	–	(269)	(32)	–	(301)
	–	1,208	(15)	4	1,197
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	–	1,290	125	1,017	2,432
Net income statement transfers	–	(241)	(233)	(83)	(557)
Taxation	–	(258)	29	(237)	(466)
		791	(79)	697	1,409
Currency translation differences (tax: nil)	–	19	44	(67)	(4)
Other comprehensive income for the year, net of tax	–	1,520	(580)	634	1,574
Total comprehensive income for the year	3,135	3,473	3,652	(6,522)	3,738
Total comprehensive income attributable to ordinary shareholders	2,723	3,354	3,450	(6,302)	3,225
Total comprehensive income attributable to other equity holders	412	119	101	(220)	412
Total comprehensive income attributable to equity holders	3,135	3,473	3,551	(6,522)	3,637
Total comprehensive income attributable to non-controlling interests	–	–	101	–	101
Total comprehensive income for the year	3,135	3,473	3,652	(6,522)	3,738

For the year ended 31 December 2015	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Profit (loss) for the year	897	10,911	3,462	(14,314)	956
Other comprehensive income
Items that will not subsequently be reclassified to profit or loss:
Post-retirement defined benefit scheme remeasurements:
Remeasurements before taxation	–	31	(305)	–	(274)
Taxation	–	(1)	60	–	59
	–	30	(245)	–	(215)
Items that may subsequently be reclassified to profit or loss:
Movements in revaluation reserve in respect of available-for-sale financial assets:
Change in fair value	–	(300)	(27)	9	(318)
Income statement transfers in respect of disposals	–	(14)	(37)	–	(51)
Income statement transfers in respect of impairment	–	1	38	(35)	4
Taxation	–	(17)	2	9	(6)
	–	(330)	(24)	(17)	(371)
Movements in cash flow hedging reserve:
Effective portion of changes in fair value	–	294	183	60	537
Net income statement transfers	–	(421)	(557)	22	(956)
Taxation	–	(76)	59	24	7
	–	(203)	(315)	106	(412)
Currency translation differences (tax: nil)	–	(13)	52	(81)	(42)
Other comprehensive income for the year, net of tax	–	(516)	(532)	8	(1,040)
Total comprehensive income for the year	897	10,395	2,930	(14,306)	(84)
Total comprehensive income attributable to ordinary shareholders	503	10,395	2,834	(14,306)	(574)
Total comprehensive income attributable to other equity holders	394	–	–	–	394
Total comprehensive income attributable to equity holders	897	10,395	2,834	(14,306)	(180)
Total comprehensive income attributable to non-controlling interests	–	–	96	–	96
Total comprehensive income for the year	897	10,395	2,930	(14,306)	(84)

BALANCE SHEETS

At 31 December 2017	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Assets
Cash and balances at central banks	–	55,835	2,686	–	58,521
Items in course of collection from banks	–	490	265	–	755
Trading and other financial assets at fair value through profit or loss	–	43,977	126,864	(7,963)	162,878
Derivative financial instruments	265	26,764	14,785	(15,980)	25,834
Loans and receivables:
Loans and advances to banks	–	3,611	2,975	25	6,611
Loans and advances to customers	–	170,804	294,463	7,231	472,498
Debt securities	–	3,182	420	41	3,643
Due from fellow Lloyds Banking Group undertakings	14,698	180,772	119,914	(315,384)	–
Available-for-sale financial assets	–	42,566	1,582	(2,050)	42,098
Goodwill	–	–	2,332	(22)	2,310
Value of in-force business	–	–	4,590	249	4,839
Other intangible assets	–	1,415	345	1,075	2,835
Property, plant and equipment	–	3,252	9,526	(51)	12,727
Current tax recoverable	724	–	26	(734)	16
Deferred tax assets	22	1,995	2,285	(2,018)	2,284
Retirement benefit assets	–	673	69	(19)	723
Investment in subsidiary undertakings, including assets held for sale	44,863	40,500	–	(85,363)	–
Other assets	961	1,117	12,107	(648)	13,537
Total assets	61,533	576,953	595,234	(421,611)	812,109
Equity and liabilities
Liabilities
Deposits from banks	–	7,538	22,268	(2)	29,804
Customer deposits	–	234,397	183,830	(103)	418,124
Due to fellow Lloyds Banking Group undertakings	2,168	112,769	179,952	(294,889)	–
Items in course of transmission to banks	–	304	280	–	584
Trading and other financial liabilities at fair value through profit or loss	–	51,045	53	(221)	50,877
Derivative financial instruments	327	28,267	13,510	(15,980)	26,124
Notes in circulation	–	–	1,313	–	1,313
Debt securities in issue	10,886	66,249	15,847	(20,532)	72,450
Liabilities arising from insurance contracts and participating investment contracts	–	–	103,434	(21)	103,413
Liabilities arising from non-participating investment contracts	–	–	15,447	–	15,447
Other liabilities	935	3,425	18,480	(2,110)	20,730
Retirement benefit obligations	–	143	134	81	358
Current tax liabilities	–	105	1,242	(1,073)	274
Deferred tax liabilities	–	–	779	(779)	–
Other provisions	–	2,593	2,865	88	5,546
Subordinated liabilities	3,993	9,341	8,288	(3,700)	17,922
Total liabilities	18,309	516,176	567,722	(339,241)	762,966
Equity
Shareholders’ equity	37,869	57,560	25,470	(77,348)	43,551
Other equity instruments	5,355	3,217	1,805	(5,022)	5,355
Total equity excluding non-controlling interests	43,224	60,777	27,275	(82,370)	48,906
Non-controlling interests	–	–	237	–	237
Total equity	43,224	60,777	27,512	(82,370)	49,143
Total equity and liabilities	61,533	576,953	595,234	(421,611)	812,109

At 31 December 2016	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Assets
Cash and balances at central banks	–	44,595	2,857	–	47,452
Items in course of collection from banks	–	512	194	–	706
Trading and other financial assets at fair value through profit or loss	–	48,309	112,154	(9,289)	151,174
Derivative financial instruments	461	36,714	18,737	(19,774)	36,138
Loans and receivables:
Loans and advances to banks	–	4,379	22,498	25	26,902
Loans and advances to customers	–	161,161	290,036	6,761	457,958
Debt securities	–	2,818	528	51	3,397
Due from fellow Lloyds Banking Group undertakings	7,021	152,260	104,314	(263,595)	–
Available-for-sale financial assets	–	55,122	3,274	(1,872)	56,524
Goodwill	–	–	2,343	(327)	2,016
Value of in-force business	–	–	4,761	281	5,042
Other intangible assets	–	893	314	474	1,681
Property, plant and equipment	–	3,644	9,263	65	12,972
Current tax recoverable	465	420	26	(883)	28
Deferred tax assets	38	2,286	1,503	(1,121)	2,706
Retirement benefit assets	–	254	86	2	342
Investment in subsidiary undertakings, including assets held for sale	44,188	38,757	–	(82,945)	–
Other assets	959	1,168	11,613	(985)	12,755
Total assets	53,132	553,292	584,501	(373,132)	817,793
Equity and liabilities
Liabilities
Deposits from banks	–	9,450	6,936	(2)	16,384
Customer deposits	–	213,135	202,433	(108)	415,460
Due to fellow Lloyds Banking Group undertakings	2,690	86,803	149,152	(238,645)	–
Items in course of transmission to banks	–	292	256	–	548
Trading and other financial liabilities at fair value through profit or loss	–	55,776	945	(2,217)	54,504
Derivative financial instruments	–	38,591	16,107	(19,774)	34,924
Notes in circulation	–	–	1,402	–	1,402
Debt securities in issue	2,455	74,366	22,336	(22,843)	76,314
Liabilities arising from insurance contracts and participating investment contracts	–	–	94,409	(19)	94,390
Liabilities arising from non-participating investment contracts	–	–	20,112	–	20,112
Other liabilities	413	3,295	27,668	(2,183)	29,193
Retirement benefit obligations	–	399	420	3	822
Current tax liabilities	–	3	1,390	(1,167)	226
Deferred tax liabilities	–	–	–	–	–
Other provisions	–	2,833	2,355	30	5,218
Subordinated liabilities	4,329	10,575	10,648	(5,721)	19,831
Total liabilities	9,887	495,518	556,569	(292,646)	769,328
Equity
Shareholders’ equity	37,890	54,557	25,687	(75,464)	42,670
Other equity instruments	5,355	3,217	305	(3,522)	5,355
Total equity excluding non-controlling interests	43,245	57,774	25,992	(78,986)	48,025
Non-controlling interests	–	–	1,940	(1,500)	440
Total equity	43,245	57,774	27,932	(80,486)	48,465
Total equity and liabilities	53,132	553,292	584,501	(373,132)	817,793

CASH FLOW STATEMENTS

For the year ended 31 December 2017	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net cash (used in) provided by operating activities	8,221	(3,430)	(5,959)	(2,027)	(3,195)
Cash flows from investing activities
Dividends received from subsidiary undertakings	2,650	4,378	–	(7,028)	–
Distributions on other equity instruments received	292	101	–	(393)	–
Return of capital contributions	77	–	–	(77)	–
Available-for-sale financial assets:
Purchases	–	(7,550)	(482)	170	(7,862)
Proceeds from sale and maturity	–	16,480	2,195	–	18,675
Purchase of fixed assets	–	(1,155)	(2,500)	–	(3,655)
Proceeds from sale of fixed assets	–	85	1,359	–	1,444
Additional capital lending to subsidiaries	(8,476)	(34)	–	8,510	–
Capital repayments by subsidiaries	475	–	–	(475)	–
Interest received on lending to Lloyds Bank	244	–	–	(244)	–
Acquisition of businesses, net of cash acquired	(320)	(2,026)	(622)	1,045	(1,923)
Disposal of businesses, net of cash disposed	–	592	129	(592)	129
Net cash flows from investing activities	(5,058)	10,871	79	916	6,808

Cash flows from financing activities
Dividends paid to equity shareholders	(2,284)	(2,650)	(4,378)	7,028	(2,284)
Distributions on other equity instruments	(415)	(273)	(120)	393	(415)
Dividends paid to non-controlling interests	–	–	(51)	–	(51)
Interest paid on subordinated liabilities	(248)	(668)	(700)	341	(1,275)
Proceeds from issue of subsordinated liabilities	–	–	–	–	–
Proceeds from issue of ordinary shares	14	–	–	–	14
Repayment of subordinated liabilities	–	(675)	(1,132)	799	(1,008)
Capital contributions received	–	–	–	–	–
Changes in non-controlling interests	–	–	–	–	–
Return of capital contribution	–	(77)	–	77	–
Capital borrowing from the Company	–	8,476	–	(8,476)	–
Capital repayments to parent company	–	(475)	–	475	–
Interest paid on borrowing from the Company	–	(244)	–	244	–
Net cash used in financing activities	(2,933)	3,414	(6,381)	881	(5,019)

Effects of exchange rate changes on cash and cash equivalents	–	(1)	1	–	–
Change in cash and cash equivalents	230	10,854	(12,260)	(230)	(1,406)
Cash and cash equivalents at beginning of year	42	45,266	17,122	(42)	62,388
Cash and cash equivalents at end of year	272	56,120	4,862	(272)	60,982

For the year ended 31 December 2016	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net cash provided by (used in) operating activities	(7,550)	1,073	11,131	(2,580)	2,074
Cash flows from investing activities
Dividends received from subsidiary undertakings	3,759	3,984	–	(7,743)	–
Distributions on other equity instruments received	119	–	–	(119)	–
Return of capital contributions	441	–	–	(441)	–
Available-for-sale financial assets and held-to-maturity investments:
Purchases	–	(4,664)	(322)	56	(4,930)
Proceeds from sale and maturity	–	6,429	2,350	(2,444)	6,335
Purchase of fixed assets	–	(1,122)	(2,638)	–	(3,760)
Proceeds from sale of fixed assets	–	19	1,665	–	1,684
Purchase of other equity instruments issued by subsidiaries	–	–	–	–	–
Capital lending to Lloyds Bank	–	–	–	–	–
Capital repayments by Lloyds Bank	–	–	–	–	–
Additional capital lending to subsidiaries	(4,978)	–	–	4,978	–
Capital repayments by subsidiaries	13,166	–	–	(13,166)	–
Interest received on lending to Lloyds Bank	496	–	–	(496)	–
Additional capital injections to subsidiaries	(3,522)	(309)	–	3,831	–
Acquisition of businesses, net of cash acquired	–	–	(20)	–	(20)
Disposal of businesses, net of cash disposed	–	231	5	(231)	5
Net cash flows from investing activities	9,481	4,568	1,040	(15,775)	(686)

Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,014)	(3,040)	(4,602)	7,642	(2,014)
Distributions on other equity instruments	(412)	(119)	(101)	220	(412)
Dividends paid to non-controlling interests	–	–	(29)	–	(29)
Interest paid on subordinated liabilities	(229)	(1,516)	(893)	951	(1,687)
Proceeds from issue of subordinated liabilities	1,061	2,753	–	(2,753)	1,061
Repayment of subordinated liabilities	(319)	(13,200)	(4,952)	10,586	(7,885)
Proceeds from issue of other equity instruments	–	3,217	305	(3,522)	–
Capital contribution received	–	–	309	(309)	–
Return of capital contributions	–	(441)	–	441	–
Capital borrowing from the Company	–	–	–	–	–
Capital repayments to the Company	–	(3,387)	(1,198)	4,585	–
Interest paid on borrowing from the Company	–	(496)	–	496	–
Change in stake of non-controlling interests	–	–	(8)	–	(8)
Net cash used in financing activities	(1,913)	(16,229)	(11,169)	18,337	(10,974)

Effects of exchange rate changes on cash and cash equivalents	–	2	19	–	21
Change in cash and cash equivalents	18	(10,586)	1,021	(18)	(9,565)
Cash and cash equivalents at beginning of year	24	55,852	16,101	(24)	71,953
Cash and cash equivalents at end of year	42	45,266	17,122	(42)	62,388

For the year ended 31 December 2015	Company £m	Lloyds Bank £m	Subsidiaries £m	Consolidation adjustments £m	Group £m
Net cash provided by (used in) operating activities	(1,718)	8,302	7,472	2,316	16,372

Cash flows from investing activities
Dividends received from subsidiary undertakings	1,080	12,820	–	(13,900)	–
Return of capital contributions	600	–	–	(600)	–
Available-for-sale financial assets and held-to-maturity investments:
Purchases	–	(7,903)	(13,593)	2,142	(19,354)
Proceeds from sale and maturity	–	7,055	14,945	–	22,000
Purchase of fixed assets	–	(1,279)	(2,138)	–	(3,417)
Proceeds from sale of fixed assets	–	61	1,476	–	1,537
Additional capital injections to subsidiaries	–	(64)	–	64	–
Purchase of other equity instruments issued by subsidiaries	–	(1,500)	–	1,500	–
Capital lending to Lloyds Bank	(1,157)	–	–	1,157	–
Capital repayments by Lloyds Bank	570	–	–	(570)	–
Interest received on lending to Lloyds Bank	763	–	–	(763)	–
Acquisition of businesses, net of cash acquired	–	–	(5)	–	(5)
Disposal of businesses, net of cash disposed	–	850	122	(5,043)	(4,071)
Net cash flows from investing activities	1,856	10,040	807	(16,013)	(3,310)

Cash flows from financing activities
Dividends paid to ordinary shareholders	(1,070)	(1,080)	(12,820)	13,900	(1,070)
Distributions on other equity instruments	(394)	–	–	–	(394)
Dividends paid to non-controlling interests	–	–	(52)	–	(52)
Interest paid on subordinated liabilities	(129)	(1,755)	(956)	1,000	(1,840)
Proceeds from issue of subordinated liabilities	1,436	–	–	(1,098)	338
Repayment of subordinated liabilities	(152)	(1,266)	(2,151)	370	(3,199)
Capital contributions received	–	–	165	(165)	–
Return of capital contributions	–	(600)	–	600	–
Capital borrowing from the Company	–	1,157	–	(1,157)	–
Capital repayments to the Company	–	(1,155)	–	1,155	–
Interest paid on borrowing from the Company	–	(763)	–	763	–
Changes in non-controlling interests	–	–	1,459	(1,500)	(41)
Net cash used in financing activities	(309)	(5,462)	(14,355)	13,868	(6,258)

Effects of exchange rate changes on cash and cash equivalents	–	–	2	–	2
Change in cash and cash equivalents	(171)	12,880	(6,074)	171	6,806
Cash and cash equivalents at beginning of year	195	42,972	22,175	(195)	65,147
Cash and cash equivalents at end of year	24	55,852	16,101	(24)	71,953